Note 13 - Earnings Per Share (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
LOSS
Loss used in calculation of basic and diluted earnings per share	(13,875)	(18,790)	(92,253)
Loss used in calculation of basic and diluted earnings per share from continuing operations	(13,875)	(14,029)	(75,527)
	SHARES	SHARES	SHARES
NUMBER OF SHARES
Weighted average number of shares for the purpose of basic earnings per share	54,122,562	42,260,692	40,319,876
Weighted average number of shares for the purpose of diluted earnings per share	54,122,562	42,260,692	40,319,876